Note 11 - Investments in Unconsolidated Entities - Summary of Equity Value, Period of Time until Potential Liquidity Events and Probabilities (Details) - PWERM [member] $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Financial forecast of cash inflows (outflows) from initial public offering [member]
Disclosure of unconsolidated structured entities [line items]
Measurement input	0.85	0.80
Financial forecast of cash inflows (outflows) from initial public offering [member] | Bottom of range [member]
Disclosure of unconsolidated structured entities [line items]
Equity value	$ 3,000	$ 3,000
Time horizon	1	1
Financial forecast of cash inflows (outflows) from initial public offering [member] | Top of range [member]
Disclosure of unconsolidated structured entities [line items]
Equity value	$ 6,000	$ 6,000
Time horizon	1.5	2
Financial forecast of cash inflows (outflows) from sales transactions, measurement input [member]
Disclosure of unconsolidated structured entities [line items]
Measurement input	0.10	0.10
Financial forecast of cash inflows (outflows) from sales transactions, measurement input [member] | Bottom of range [member]
Disclosure of unconsolidated structured entities [line items]
Equity value	$ 3,000	$ 3,000
Time horizon	0.75	1
Financial forecast of cash inflows (outflows) from sales transactions, measurement input [member] | Top of range [member]
Disclosure of unconsolidated structured entities [line items]
Equity value	$ 5,500	$ 5,500
Time horizon	1.25	2
Financial forecast of cash inflows (outflows) from dissolution, measurement input [member]
Disclosure of unconsolidated structured entities [line items]
Equity value	$ 223	$ 236
Time horizon	2	3
Measurement input	0.025	0.05
Financial forecast of cash inflows (outflows) from Redemption, measurement input [member]
Disclosure of unconsolidated structured entities [line items]
Equity value	$ 1,000	$ 1,000
Time horizon	2	3
Measurement input	0.025	0.05